Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,757,690
Previously Paid Amount	0.00
Total Fee Amount	2,176.14
Total Offset Amount	0.00
Net Fee	2,176.14
Narrative - Max Aggregate Offering Price	$ 15,757,690
Final Prospectus	true